WARRANTS (Details)	12 Months Ended
Jun. 30, 2018 $ / shares shares
Warrants Details Abstract
Warrants, beginning | shares	0
Issued | shares	6,650,000
Expired | shares	0
Warrants, ending | shares	6,650,000
Weighted average exercise price, beginning | $ / shares	$ 0.00
Weighted average exercise price, issued | $ / shares	0.54
Weighted average exercise price, expired | $ / shares	0.00
Weighted average exercise price, ending | $ / shares	$ 0.54
Weighted average life remaining, issued	1.37 years
Weighted average life remaining, ending	1.37 years